UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Unconstrained Bond Fund

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 19.0%
Industrial - 14.9%
Basic - 1.4%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	29	$29,596
Allegheny Technologies, Inc.
5.95%, 1/15/21		29	29,443
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		65	63,114
Constellium NV
6.625%, 3/01/25 (a)		250	255,320
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26 (a)		97	91,591
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		38	37,002
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		16	15,553
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		110	106,781
5.125%, 5/15/24 (a)		127	121,490
Foresight Energy LLC/Foresight Energy Finance Corp.
11.50%, 4/01/23 (a)		11	9,826
Freeport-McMoRan, Inc.
3.55%, 3/01/22		469	453,748
Graphic Packaging International LLC
4.75%, 4/15/21		60	60,639
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		82	85,367
Hexion, Inc.
6.625%, 4/15/20		203	191,456
Huntsman International LLC
4.875%, 11/15/20		100	101,773
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		209	230,140
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (a)	EUR	100	120,638
Lecta SA
6.50%, 8/01/23 (a)		104	120,988
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	487	513,000
8.88%, 10/15/20 (b)(c)(d)(e)		487	0
Multi-Color Corp.
4.875%, 11/01/25 (a)		57	52,948
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		12	11,963
Novelis Corp.
6.25%, 8/15/24 (a)		50	50,168
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (a)		67	64,378

	Principal Amount (000)		U.S. $ Value
OCI NV
5.00%, 4/15/23 (a)	EUR	100	$123,007
Peabody Energy Corp.
6.00%, 11/15/18 (c)(d)(e)(f)	U.S.$	396	0
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)		86	78,905
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		176	174,925
7.00%, 7/15/24 (a)		87	88,401
Sealed Air Corp.
6.875%, 7/15/33 (a)		442	478,852
Steel Dynamics, Inc.
5.125%, 10/01/21		90	91,208
Teck Resources Ltd.
5.40%, 2/01/43		213	199,869
8.50%, 6/01/24 (a)		22	24,235
United States Steel Corp.
6.25%, 3/15/26		65	65,010
6.875%, 8/15/25		65	66,501
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		56	57,082
5.625%, 10/01/24 (a)		60	63,095

			4,328,012

Capital Goods - 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	EUR	280	354,367
BBA US Holdings, Inc.
5.375%, 5/01/26 (a)	U.S.$	35	35,232
Bombardier, Inc.
5.75%, 3/15/22 (a)		447	450,639
6.00%, 10/15/22 (a)		59	59,417
6.125%, 1/15/23 (a)		11	11,162
8.75%, 12/01/21 (a)		24	26,555
BWAY Holding Co.
4.75%, 4/15/24 (a)	EUR	175	205,630
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)	U.S.$	32	33,068
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		20	20,137
GFL Environmental, Inc.
5.375%, 3/01/23 (a)		129	120,247
5.625%, 5/01/22 (a)		22	20,968
Hulk Finance Corp.
7.00%, 6/01/26 (a)		50	47,083
Jeld-Wen, Inc.
4.625%, 12/15/25 (a)		13	12,368
4.875%, 12/15/27 (a)		17	15,833
Mueller Water Products, Inc.
5.50%, 6/15/26 (a)		101	101,811

	Principal Amount (000)		U.S. $ Value
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)	U.S.$	132	$126,717
TransDigm, Inc.
6.00%, 7/15/22		234	238,074
6.50%, 7/15/24		67	68,531
Triumph Group, Inc.
5.25%, 6/01/22		20	18,045
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)		91	86,911

			2,052,795

Communications - Media - 2.1%
Altice Financing SA
6.625%, 2/15/23 (a)		420	424,360
Altice France SA/France
6.00%, 5/15/22 (a)		200	206,126
7.375%, 5/01/26 (a)		450	444,447
Altice Luxembourg SA
7.75%, 5/15/22 (a)		240	238,975
Altice US Finance I Corp.
5.375%, 7/15/23 (a)		200	201,822
AMC Networks, Inc.
5.00%, 4/01/24		21	20,695
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		218	209,280
5.00%, 2/01/28 (a)		285	267,731
5.125%, 2/15/23		244	243,538
5.75%, 2/15/26 (a)		24	23,861
5.875%, 4/01/24-5/01/27 (a)		226	227,736
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (a)		204	214,935
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		41	41,800
Series B
6.50%, 11/15/22		353	361,135
7.625%, 3/15/20		34	34,085
CSC Holdings LLC
5.25%, 6/01/24		195	187,315
5.375%, 2/01/28 (a)		298	280,645
6.75%, 11/15/21		116	121,095
10.875%, 10/15/25 (a)		173	200,784
DISH DBS Corp.
5.875%, 7/15/22		520	486,705
6.75%, 6/01/21		173	174,116
iHeartCommunications, Inc.
9.00%, 12/15/19 (d)(g)		251	194,569
Liberty Interactive LLC
8.25%, 2/01/30		11	11,783
Meredith Corp.
6.875%, 2/01/26 (a)		89	89,668
Netflix, Inc.
4.375%, 11/15/26		77	72,278

	Principal Amount (000)		U.S. $ Value
5.875%, 11/15/28 (a)	U.S.$	180	$180,738
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		43	40,273
6.875%, 2/15/23 (a)		32	30,997
RR Donnelley & Sons Co.
7.875%, 3/15/21		63	64,454
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		76	75,050
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		185	180,330
4.625%, 5/15/23 (a)		13	12,832
6.00%, 7/15/24 (a)		85	87,986
TEGNA, Inc.
6.375%, 10/15/23		247	255,008
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		184	174,036
Urban One, Inc.
7.375%, 4/15/22 (a)		37	36,399
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	100	130,424
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)		166	212,352
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	220	205,299

			6,665,662

Communications - Telecommunications - 1.5%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		55	56,787
Series T
5.80%, 3/15/22		361	361,420
Cincinnati Bell, Inc.
7.00%, 7/15/24 (a)		118	105,021
Consolidated Communications, Inc.
6.50%, 10/01/22		11	10,285
Embarq Corp.
7.995%, 6/01/36		220	207,160
Frontier Communications Corp.
7.125%, 1/15/23		175	126,868
7.625%, 4/15/24		365	246,419
8.75%, 4/15/22		134	113,373
GTT Communications, Inc.
7.875%, 12/31/24 (a)		16	15,798
Intelsat Jackson Holdings SA
5.50%, 8/01/23		88	80,740
7.25%, 10/15/20		93	93,344
7.50%, 4/01/21		335	336,366
9.50%, 9/30/22 (a)		239	276,065
9.75%, 7/15/25 (a)		129	137,872
Level 3 Financing, Inc.
5.25%, 3/15/26		24	23,036
5.375%, 8/15/22		195	195,940

	Principal Amount (000)		U.S. $ Value
Qwest Corp.
6.75%, 12/01/21	U.S.$	67	$71,356
Sprint Capital Corp.
6.875%, 11/15/28		74	71,416
8.75%, 3/15/32		159	171,068
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		521	541,103
Sprint Corp.
7.875%, 9/15/23		252	268,271
T-Mobile USA, Inc.
4.50%, 2/01/26 (e)		290	0
4.50%, 2/01/26		290	272,106
6.00%, 4/15/24		128	132,497
6.00%, 4/15/24 (e)		128	0
6.375%, 3/01/25 (e)		153	0
6.375%, 3/01/25		153	159,387
Telecom Italia Capital SA
7.20%, 7/18/36		313	334,491
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		206	211,295

			4,619,484

Consumer Cyclical - Automotive - 0.4%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		200	183,436
American Axle & Manufacturing, Inc.
6.25%, 4/01/25-3/15/26		131	126,985
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		154	162,538
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (a)		89	90,026
Exide Technologies
7.00%, 4/30/25 (e)(h)(i)(j)		269	188,540
11.00%, 4/30/22 (e)(i)(j)		118	109,139
Meritor, Inc.
6.25%, 2/15/24		104	104,319
Navistar International Corp.
6.625%, 11/01/25 (a)		146	152,514
Tenneco, Inc.
5.00%, 7/15/26		150	132,392
Tesla, Inc.
5.30%, 8/15/25 (a)		23	20,356
Titan International, Inc.
6.50%, 11/30/23 (a)		118	118,594

			1,388,839

Consumer Cyclical - Entertainment - 0.1%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		26	25,356
Constellation Merger Sub, Inc.
8.50%, 9/15/25 (a)		10	9,478
National CineMedia LLC
5.75%, 8/15/26		17	15,811

	Principal Amount (000)		U.S. $ Value
NCL Corp., Ltd.
4.75%, 12/15/21 (a)	U.S.$	72	$72,091
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		84	90,934
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		163	156,480

			370,150

Consumer Cyclical - Other - 1.3%
Beazer Homes USA, Inc.
8.75%, 3/15/22		297	316,423
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (a)	EUR	100	101,805
Diamond Resorts International, Inc.
10.75%, 9/01/24 (a)	U.S.$	115	120,293
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		189	191,833
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25		100	101,919
5.75%, 6/01/28		100	101,669
Hilton Domestic Operating Co., Inc.
5.125%, 5/01/26 (a)		100	100,013
Jacobs Entertainment, Inc.
7.875%, 2/01/24 (a)		9	9,416
K. Hovnanian Enterprises, Inc.
10.00%, 7/15/22 (a)		108	111,921
10.50%, 7/15/24 (a)		108	108,358
Lennar Corp.
4.50%, 6/15/19		265	266,936
5.875%, 11/15/24		302	311,995
MDC Holdings, Inc.
6.00%, 1/15/43		361	304,921
MGM Resorts International
6.75%, 10/01/20		227	239,293
PulteGroup, Inc.
5.00%, 1/15/27		129	121,299
6.00%, 2/15/35		9	8,579
7.875%, 6/15/32		220	248,620
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)		10	9,934
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		414	410,975
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		130	129,071
5.50%, 2/15/23 (a)		180	183,553
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		66	67,975

	Principal Amount (000)		U.S. $ Value
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)	U.S.$	43	$40,536
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		165	160,885
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		100	99,835
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		150	148,193

			4,016,250

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (a)		25	25,907
IRB Holding Corp.
6.75%, 2/15/26 (a)		176	167,717

			193,624

Consumer Cyclical - Retailers - 0.4%
FirstCash, Inc.
5.375%, 6/01/24 (a)		16	16,010
Group 1 Automotive, Inc.
5.00%, 6/01/22		154	152,315
5.25%, 12/15/23 (a)		25	24,388
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		31	29,386
L Brands, Inc.
5.25%, 2/01/28		166	145,867
6.95%, 3/01/33		260	224,623
Neiman Marcus Group Ltd. LLC
8.00% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(i)		191	120,495
Penske Automotive Group, Inc.
3.75%, 8/15/20		130	128,409
PetSmart, Inc.
7.125%, 3/15/23 (a)		67	45,727
PVH Corp.
3.125%, 12/15/27 (a)	EUR	110	127,664
Sonic Automotive, Inc.
5.00%, 5/15/23	U.S.$	139	131,193
6.125%, 3/15/27		48	45,182
Staples, Inc.
8.50%, 9/15/25 (a)		13	12,240

			1,203,499

Consumer Non-Cyclical - 2.2%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		71	71,510
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		160	146,276

	Principal Amount (000)		U.S. $ Value
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
6.625%, 6/15/24	U.S.$	258	$246,974
Albertsons Cos., Inc.
6.085% (LIBOR 3 Month + 3.75%), 1/15/24 (a)(k)		65	65,813
AMAG Pharmaceuticals, Inc.
7.875%, 9/01/23 (a)		7	7,430
Avantor, Inc.
9.00%, 10/01/25 (a)		146	148,317
Aveta, Inc.
10.50%, 3/01/21 (c)(d)(e)(j)		1,062	0
Avon Products, Inc.
6.60%, 3/15/20		30	29,510
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		202	191,408
5.625%, 12/01/21 (a)		649	643,334
5.875%, 5/15/23 (a)		85	81,600
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26 (a)		25	24,494
Charles River Laboratories International, Inc.
5.50%, 4/01/26 (a)		32	32,399
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)		13	11,931
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		140	132,509
6.25%, 3/31/23		93	86,477
8.125%, 6/30/24 (a)		139	114,283
DaVita, Inc.
5.00%, 5/01/25		130	122,529
5.75%, 8/15/22		32	32,598
Dean Foods Co.
6.50%, 3/15/23 (a)		17	16,645
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(i)		149	150,665
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		298	253,687
Endo Finance LLC
5.75%, 1/15/22 (a)		18	16,532
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		40	33,792
Fresh Market, Inc. (The)
9.75%, 5/01/23 (a)		13	9,214
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		135	129,433
HCA Healthcare, Inc.
6.25%, 2/15/21		88	91,786
HCA, Inc.
4.75%, 5/01/23		170	172,457
5.875%, 3/15/22		655	688,428
6.50%, 2/15/20		230	239,506

	Principal Amount (000)		U.S. $ Value
7.58%, 9/15/25	U.S.$	65	$71,185
Immucor, Inc.
11.125%, 2/15/22 (a)		30	30,225
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		461	471,378
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (a)		8	6,931
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		105	103,552
5.50%, 4/15/25 (a)		241	192,877
5.625%, 10/15/23 (a)		20	17,050
MEDNAX, Inc.
5.25%, 12/01/23 (a)		185	183,621
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		79	78,224
Post Holdings, Inc.
5.625%, 1/15/28 (a)		50	47,676
5.75%, 3/01/27 (a)		190	185,014
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		159	169,220
Spectrum Brands, Inc.
5.75%, 7/15/25		138	138,292
6.625%, 11/15/22		90	92,725
Tenet Healthcare Corp.
4.50%, 4/01/21		313	313,653
6.00%, 10/01/20		148	153,900
6.75%, 6/15/23		227	230,421
8.125%, 4/01/22		130	138,436
Valeant Pharmaceuticals International
8.50%, 1/31/27 (a)		100	102,820
Vizient, Inc.
10.375%, 3/01/24 (a)		85	93,725

			6,812,462

Energy - 3.1%
American Midstream Partners LP/American Midstream Finance Corp.
9.25%, 12/15/21 (a)(l)		10	9,940
Antero Resources Corp.
5.00%, 3/01/25		65	65,070
5.125%, 12/01/22		147	148,022
5.625%, 6/01/23		154	157,421
Berry Petroleum Co. LLC
7.00%, 2/15/26 (a)		200	208,159
Bristow Group, Inc.
8.75%, 3/01/23 (a)		152	149,001
Bruin E&P Partners LLC
8.875%, 8/01/23 (a)		150	151,442
California Resources Corp.
5.50%, 9/15/21		45	39,128
8.00%, 12/15/22 (a)		237	212,989

	Principal Amount (000)		U.S. $ Value
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	U.S.$	198	$201,804
8.25%, 7/15/25		19	20,492
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		172	181,344
7.00%, 6/30/24		180	197,550
Cheniere Energy Partners LP
5.25%, 10/01/25		82	81,590
Chesapeake Energy Corp.
4.875%, 4/15/22		25	24,302
5.75%, 3/15/23		10	9,665
6.125%, 2/15/21		242	246,936
8.00%, 6/15/27		216	220,840
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		166	168,614
Denbury Resources, Inc.
9.00%, 5/15/21 (a)		77	81,887
9.25%, 3/31/22 (a)		96	101,760
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	109,919
5.70%, 10/15/39		212	171,048
7.875%, 8/15/25		23	23,855
Energy Transfer Equity LP
5.875%, 1/15/24		310	323,152
Ensco PLC
4.50%, 10/01/24		138	116,520
5.20%, 3/15/25		168	142,782
7.75%, 2/01/26		9	8,730
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		135	105,010
8.00%, 2/15/25 (a)		114	87,116
9.375%, 5/01/20		5	4,925
9.375%, 5/01/24 (a)		114	93,869
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		103	97,085
6.00%, 5/15/23		35	34,568
6.25%, 5/15/26		69	65,002
6.50%, 10/01/25		8	7,749
6.75%, 8/01/22		92	93,845
Gulfport Energy Corp.
6.00%, 10/15/24		155	150,788
6.375%, 5/15/25-1/15/26		155	150,636
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		234	235,870
HighPoint Operating Corp.
7.00%, 10/15/22		138	138,228
8.75%, 6/15/25		68	72,650
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		15	14,424
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		235	227,522
Laredo Petroleum, Inc.
6.25%, 3/15/23		48	48,338

	Principal Amount (000)		U.S. $ Value
Murphy Oil USA, Inc.
5.625%, 5/01/27	U.S.$	5	$4,973
Nabors Industries, Inc.
4.625%, 9/15/21		82	80,764
5.00%, 9/15/20		20	20,101
5.50%, 1/15/23		273	264,961
Noble Holding International Ltd.
5.25%, 3/15/42		70	48,877
6.20%, 8/01/40		63	46,554
7.75%, 1/15/24		69	67,158
7.95%, 4/01/25		139	131,457
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		187	184,363
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		31	32,550
PDC Energy, Inc.
5.75%, 5/15/26		216	213,665
Precision Drilling Corp.
7.125%, 1/15/26 (a)		75	77,069
QEP Resources, Inc.
5.25%, 5/01/23		202	200,230
5.625%, 3/01/26		65	62,603
Range Resources Corp.
4.875%, 5/15/25		132	122,550
5.00%, 8/15/22-3/15/23		276	268,021
5.875%, 7/01/22		6	6,060
Rowan Cos., Inc.
7.375%, 6/15/25		240	231,425
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)		61	37,757
Sanchez Energy Corp.
6.125%, 1/15/23		172	118,398
7.25%, 2/15/23 (a)		53	52,215
7.75%, 6/15/21		10	8,661
SandRidge Energy, Inc.
8.125%, 10/15/22 (c)(d)(e)(f)		665	0
SemGroup Corp.
6.375%, 3/15/25		35	33,620
7.25%, 3/15/26		88	87,791
SM Energy Co.
5.00%, 1/15/24		35	33,667
6.125%, 11/15/22		71	72,802
6.50%, 1/01/23		73	74,147
Southwestern Energy Co.
6.20%, 1/23/25		75	73,976
SRC Energy, Inc.
6.25%, 12/01/25		49	49,387
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26 (a)		154	146,877
5.875%, 3/15/28 (a)		116	109,238
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, 11/15/19		96	96,046
5.875%, 4/15/26 (a)		132	134,819
Transocean, Inc.
6.80%, 3/15/38		261	218,151

	Principal Amount (000)		U.S. $ Value
7.50%, 1/15/26 (a)	U.S.$	39	$39,936
9.00%, 7/15/23 (a)		279	301,323
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		122	112,851
Weatherford International LLC
9.875%, 3/01/25 (a)		171	173,429
Weatherford International Ltd.
5.875%, 7/01/21 (h)		77	76,628
7.75%, 6/15/21		232	238,890
9.875%, 2/15/24		23	23,346
Whiting Petroleum Corp.
5.75%, 3/15/21		67	68,432
6.25%, 4/01/23		20	20,758
6.625%, 1/15/26		172	177,697
WPX Energy, Inc.
5.75%, 6/01/26		83	83,309

			9,929,119

Other Industrial - 0.3%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		145	59,656
Belden, Inc.
3.875%, 3/15/28 (a)	EUR	100	111,996
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	U.S.$	294	285,492
H&E Equipment Services, Inc.
5.625%, 9/01/25		27	26,748
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		28	27,189
Laureate Education, Inc.
8.25%, 5/01/25 (a)		210	225,753
Travis Perkins PLC
4.50%, 9/07/23 (a)	GBP	100	134,964

			871,798

Services - 0.4%
ACE Cash Express, Inc.
12.00%, 12/15/22 (a)	U.S.$	10	10,614
ADT Corp. (The)
3.50%, 7/15/22		255	242,260
Aptim Corp.
7.75%, 6/15/25 (a)		75	62,513
APX Group, Inc.
8.75%, 12/01/20		337	333,806
Carriage Services, Inc.
6.625%, 6/01/26 (a)		76	78,059
GEO Group, Inc. (The)
6.00%, 4/15/26		94	91,704
Monitronics International, Inc.
9.125%, 4/01/20		33	24,604
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		135	131,491

	Principal Amount (000)		U.S. $ Value
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)	U.S.$	132	$141,387
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		25	24,530
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		66	66,322
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		207	180,961

			1,388,251

Technology - 0.6%
CDK Global, Inc.
5.875%, 6/15/26		100	102,646
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/01/25 (a)		13	12,577
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		94	101,784
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		62	63,416
7.125%, 6/15/24 (a)		234	251,250
EIG Investors Corp.
10.875%, 2/01/24		9	9,799
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)		14	14,445
First Data Corp.
5.00%, 1/15/24 (a)		96	96,764
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)		18	19,989
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		45	42,315
Infor US, Inc.
6.50%, 5/15/22		175	177,363
Ingram Micro, Inc.
5.45%, 12/15/24		21	20,693
IQVIA, Inc.
3.25%, 3/15/25 (a)	EUR	213	249,713
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)	U.S.$	200	200,636
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)		32	32,317
Riverbed Technology, Inc.
8.875%, 3/01/23 (a)		14	13,071
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		243	268,618
West Corp.
8.50%, 10/15/25 (a)		37	32,197

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
4.75%, 2/15/26	U.S.$	167	$164,150

			1,873,743

Transportation - Services - 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23		227	223,900
EC Finance PLC
2.375%, 11/15/22 (a)	EUR	143	167,077
Herc Rentals, Inc.
7.50%, 6/01/22 (a)	U.S.$	62	65,623
7.75%, 6/01/24 (a)		118	126,440
Hertz Corp. (The)
5.50%, 10/15/24 (a)		64	50,487
5.875%, 10/15/20		24	23,781
6.25%, 10/15/22		75	67,380
7.375%, 1/15/21		236	233,055
Loxam SAS
4.25%, 4/15/24 (a)	EUR	100	122,532
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)	U.S.$	36	34,501
5.25%, 8/15/22 (a)		75	75,135
Rent-A-Center, Inc./TX
4.75%, 5/01/21		9	8,978
United Rentals North America, Inc.
5.50%, 5/15/27		184	181,930

			1,380,819

			47,094,507

Financial Institutions - 3.6%
Banking - 2.2%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(m)	EUR	200	260,817
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	270	326,294
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(m)	EUR	200	242,348
Banco Santander SA
6.75%, 4/25/22 (a)(m)		200	255,097
Barclays PLC
8.00%, 12/15/20 (m)		200	260,136
CIT Group, Inc.
5.25%, 3/07/25	U.S.$	74	75,611
6.125%, 3/09/28		39	40,927
Credit Agricole SA
6.50%, 6/23/21 (a)(m)	EUR	156	201,604
Credit Suisse Group AG
6.25%, 12/18/24 (a)(m)	U.S.$	208	208,770
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (m)		97	90,561

	Principal Amount (000)		U.S. $ Value
National Westminster Bank PLC
1.829% (EURIBOR 3 Month + 2.15%), 10/05/18 (k)(m)	EUR	200	$229,347
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(k)(m)		50	56,962
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (k)(m)	U.S.$	3,400	3,246,483
Societe Generale SA
6.75%, 4/07/21 (a)(m)	EUR	100	127,222
7.875%, 12/18/23 (a)(m)	U.S.$	200	210,750
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(k)(m)		600	507,150
7.50%, 4/02/22 (a)(m)		335	350,952
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (m)		38	35,716
UBS Group Funding Switzerland AG
7.00%, 2/19/25 (a)(m)		200	211,728
UniCredit SpA
6.75%, 9/10/21 (a)(m)	EUR	200	240,901

			7,179,376

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
Zero Coupon, 1/12/12 (c)(d)(e)(f)	U.S.$	440	13,596
Zero Coupon, 5/25/10 (d)(e)(f)		435	13,442
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		150	145,664

			172,702

Finance - 0.7%
ASP AMC Merger Sub, Inc.
8.00%, 5/15/25 (a)		7	5,770
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		142	138,745
Enova International, Inc.
8.50%, 9/01/24 (a)		50	51,884
9.75%, 6/01/21		105	110,343
goeasy Ltd.
7.875%, 11/01/22 (a)		28	29,413
Lincoln Finance Ltd.
7.375%, 4/15/21 (a)		200	206,647
Navient Corp.
5.875%, 3/25/21		660	670,244
6.50%, 6/15/22		60	61,214
6.625%, 7/26/21		752	776,388
SLM Corp.
5.125%, 4/05/22		31	30,852

	Principal Amount (000)		U.S. $ Value
Springleaf Finance Corp.
6.875%, 3/15/25	U.S.$	146	$148,137
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		56	57,521

			2,287,158

Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)		24	21,733
AssuredPartners, Inc.
7.00%, 8/15/25 (a)		13	12,555
Genworth Holdings, Inc.
7.20%, 2/15/21		66	67,980
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		156	184,008
Polaris Intermediate Corp.
8.50%, 12/01/22 (a)(i)		366	378,378
USIS Merger Sub, Inc.
6.875%, 5/01/25 (a)		16	15,808
WellCare Health Plans, Inc.
5.25%, 4/01/25		61	61,315

			741,777

Other Finance - 0.2%
Intrum AB
2.75%, 7/15/22 (a)	EUR	200	225,446
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (a)(i)		141	164,128
NVA Holdings, Inc./United States
6.875%, 4/01/26 (a)	U.S.$	51	50,850
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 (a)		12	12,214
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		34	32,913
Travelport Corporate Finance PLC
6.00%, 3/15/26 (a)		77	78,312

			563,863

REITS - 0.2%
Iron Mountain, Inc.
4.875%, 9/15/27 (a)		170	155,763
5.25%, 3/15/28 (a)		170	157,223
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		95	97,310
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		14	13,529
5.25%, 8/01/26		86	84,934
5.50%, 5/01/24		63	63,661

	Principal Amount (000)		U.S. $ Value
SBA Communications Corp.
4.00%, 10/01/22	U.S.$	41	$39,767

			612,187

			11,557,063

Utility - 0.5%
Electric - 0.4%
Calpine Corp.
5.25%, 6/01/26 (a)		34	32,166
5.375%, 1/15/23		81	77,283
5.50%, 2/01/24		200	185,038
5.75%, 1/15/25		280	257,546
5.875%, 1/15/24 (a)		6	6,030
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	164	196,821
NRG Energy, Inc.
5.75%, 1/15/28 (a)	U.S.$	87	86,282
Talen Energy Supply LLC
4.60%, 12/15/21		24	20,530
6.50%, 6/01/25		152	111,910
10.50%, 1/15/26 (a)		83	71,606
Vistra Energy Corp.
7.375%, 11/01/22		236	246,379
7.625%, 11/01/24		64	68,764

			1,360,355

Natural Gas - 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		215	219,882

			1,580,237

Total Corporates - Non-Investment Grade (cost $60,442,896)			60,231,807

GOVERNMENTS - TREASURIES - 10.0%
France - 0.2%
French Republic Government Bond OAT
0.75%, 5/25/28 (a)	EUR	576	678,683

Malaysia - 1.2%
Malaysia Government Bond
Series 03-4
5.734%, 7/30/19	MYR	4,864	1,222,918
Series 511
3.58%, 9/28/18		9,518	2,342,149
Series 902
4.378%, 11/29/19		951	236,734

			3,801,801

United States - 8.5%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	405	360,830
3.75%, 11/15/43		2,372	2,649,451
U.S. Treasury Notes

	Principal Amount (000)		U.S. $ Value
1.375%, 2/15/20 (n)	U.S.$	2,425	$2,379,910
1.50%, 12/31/18 (n)		5,743	5,727,047
1.625%, 5/15/26 (n)		12,185	11,071,216
2.25%, 2/15/27 (n)		5,110	4,839,329

			27,027,783

Uruguay - 0.1%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	8,615	245,538

Total Governments - Treasuries (cost $32,810,766)			31,753,805

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
Risk Share Floating Rate - 5.1%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.564% (LIBOR 1 Month + 6.50%), 4/25/26 (j)(k)	U.S.$	601	606,069
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.064% (LIBOR 1 Month + 4.00%), 8/25/24 (k)		3,161	3,460,829
Series 2015-DNA1, Class B
11.264% (LIBOR 1 Month + 9.20%), 10/25/27 (k)		498	658,960
Series 2015-HQ1, Class B
12.814% (LIBOR 1 Month + 10.75%), 3/25/25 (k)		1,152	1,561,014
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 11/25/24 (k)		1,016	1,149,052
Series 2015-C01, Class 1M2
6.364% (LIBOR 1 Month + 4.30%), 2/25/25 (k)		576	636,063
Series 2015-C02, Class 1M2
6.064% (LIBOR 1 Month + 4.00%), 5/25/25 (k)		690	757,338
Series 2015-C03, Class 1M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		531	602,236
Series 2015-C03, Class 2M2
7.064% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		3,203	3,565,347
Series 2015-C04, Class 1M2
7.764% (LIBOR 1 Month + 5.70%), 4/25/28 (k)		865	1,007,321
Series 2015-C04, Class 2M2
7.614% (LIBOR 1 Month + 5.55%), 4/25/28 (k)		1,259	1,427,573
Series 2016-C02, Class 1M2

	Principal Amount (000)		U.S. $ Value
8.064% (LIBOR 1 Month + 6.00%), 9/25/28 (k)	U.S.$	749	$885,176

			16,316,978

Non-Agency Fixed Rate - 2.6%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		468	420,308
Series 2006-16CB, Class A6
6.00%, 6/25/36		1,555	1,321,395
Series 2006-24CB, Class A1
6.00%, 6/25/36		738	637,241
Series 2006-32CB, Class A5
6.00%, 11/25/36		1,115	969,407
Series 2006-J1, Class 1A11
5.50%, 2/25/36		462	418,561
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,340	1,844,621
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A2
6.00%, 5/25/36		612	511,327
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		462	388,048
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A45
6.00%, 8/25/37		1,289	1,104,566
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		771	520,469
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.391%, 9/25/35		274	241,422

			8,377,365

Agency Fixed Rate - 0.5%
Federal National Mortgage Association REMICs
Series 2016-26, Class IO
5.00%, 5/25/46 (o)		2,524	524,728
Series 2016-33, Class NI
5.00%, 7/25/34 (o)		4,970	1,047,537

			1,572,265

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.254% (LIBOR 1 Month + 0.19%), 12/25/36 (k)		512	305,301

	Principal Amount (000)		U.S. $ Value
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
3.654% (12MTA + 2.00%), 3/25/36 (k)	U.S.$	208	$195,080

			500,381

Total Collateralized Mortgage Obligations (cost $25,703,902)			26,766,989

CORPORATES - INVESTMENT GRADE - 7.4%
Financial Institutions - 4.1%
Banking - 3.6%
American Express Credit Corp.
2.375%, 5/26/20		1,500	1,479,434
Bank of America Corp.
Series DD
6.30%, 3/10/26 (m)		188	200,420
Series Z
6.50%, 10/23/24 (m)		4	4,270
BNP Paribas SA
6.125%, 6/17/22 (a)(m)	EUR	200	261,705
Credit Agricole SA/London
2.75%, 6/10/20 (a)	U.S.$	1,000	988,287
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(m)	EUR	200	254,405
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	U.S.$	693	668,167
HSBC Bank USA NA
4.875%, 8/24/20		1,500	1,543,360
HSBC Holdings PLC
6.00%, 9/29/23 (a)(m)	EUR	200	264,637
Macquarie Group Ltd.
7.625%, 8/13/19 (a)	U.S.$	115	119,930
Morgan Stanley
Series G
5.50%, 7/24/20		175	182,221
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		1,000	984,317
National Australia Bank Ltd./New York
Series G
2.625%, 1/14/21		1,750	1,717,296
Nordea Bank AB
2.50%, 9/17/20 (a)		1,000	983,090
Royal Bank of Canada
Series G
2.50%, 1/19/21		1,500	1,471,569
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		358	356,318

			11,479,426

Insurance - 0.3%
ACE Capital Trust II
9.70%, 4/01/30		20	27,924
Aetna, Inc.
6.75%, 12/15/37		257	322,684

	Principal Amount (000)		U.S. $ Value
American International Group, Inc.
Series A-9
5.75%, 4/01/48	U.S.$	115	$113,219
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	138	163,062
Cigna Corp.
5.125%, 6/15/20	U.S.$	90	93,164
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	256,602
SCOR SE
3.00%, 6/08/46 (a)	EUR	100	121,742

			1,098,397

REITS - 0.2%
American Tower Corp.
5.05%, 9/01/20	U.S.$	140	144,528
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/01/21		90	91,418
Weyerhaeuser Co.
7.375%, 3/15/32		204	259,007

			494,953

			13,072,776

Industrial - 3.0%
Basic - 0.6%
ArcelorMittal
5.25%, 8/05/20		150	155,187
6.75%, 3/01/41		58	64,831
7.00%, 10/15/39		120	135,614
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	628,839
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		1,000	1,028,595

			2,013,066

Capital Goods - 0.2%
CNH Industrial Capital LLC
4.875%, 4/01/21		211	216,145
Embraer Netherlands Finance BV
5.40%, 2/01/27		99	102,465
Republic Services, Inc.
5.25%, 11/15/21		200	211,760

			530,370

Communications - Telecommunications - 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		330	327,766

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
2.45%, 5/18/20 (a)		1,000	984,906

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.9%
Altria Group, Inc.
9.25%, 8/06/19	U.S.$	34	$36,146
CVS Health Corp.
4.10%, 3/25/25		50	50,062
4.30%, 3/25/28		150	150,050
Gilead Sciences, Inc.
2.55%, 9/01/20		1,500	1,483,954
Reynolds American, Inc.
6.875%, 5/01/20		1,000	1,059,873

			2,780,085

Energy - 0.7%
Crescent Point Energy Corp.
5.13%, 4/14/21 (c)(f)		750	772,967
EQT Corp.
8.125%, 6/01/19		35	36,439
Husky Energy, Inc.
7.25%, 12/15/19		84	88,337
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		76	94,067
Marathon Oil Corp.
6.80%, 3/15/32		77	91,038
Noble Energy, Inc.
4.15%, 12/15/21		1,000	1,016,174

			2,099,022

Technology - 0.2%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	28,913
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		203	214,524
8.35%, 7/15/46 (a)		47	57,843
Motorola Solutions, Inc.
7.50%, 5/15/25		181	208,065
Seagate HDD Cayman
4.75%, 1/01/25		99	96,054

			605,399

			9,340,614

Utility - 0.3%
Electric - 0.1%
Exelon Corp.
5.15%, 12/01/20		180	185,558
TECO Finance, Inc.
5.15%, 3/15/20		55	56,383

			241,941

Natural Gas - 0.2%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	824,505

	Principal Amount (000)		U.S. $ Value
			$1,066,446

Total Corporates - Investment Grade (cost $23,306,663)			23,479,836

INFLATION-LINKED SECURITIES - 5.6%
United States - 5.6%
U.S. Treasury Inflation Index
0.375%, 1/15/27 (TIPS) (n) (cost $18,153,414)	U.S.$	18,430	17,711,008

AGENCIES - 2.2%
Agency Debentures - 2.2%
Federal National Mortgage Association
1.875%, 9/24/26 (cost $7,555,113)		7,595	6,902,169

	Shares
INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0%
Financial Select Sector SPDR Fund (p) (cost $3,178,537)		116,987	3,269,787

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	546,929

Mexico - 0.4%
Mexico Government International Bond
4.15%, 3/28/27		1,245	1,223,835

Qatar - 0.3%
Qatar Government International Bond
3.875%, 4/23/23 (a)		800	803,142
5.25%, 1/20/20 (a)		100	102,875

			906,017

Total Governments - Sovereign Bonds (cost $2,659,286)			2,676,781

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Canada - 0.7%
Canada Housing Trust No. 1
1.25%, 6/15/21 (a) (cost $2,389,690)	CAD	3,130	2,336,123

ASSET-BACKED SECURITIES - 0.7%
Other ABS - Fixed Rate - 0.5%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(e)	U.S.$	72	69,653

	Principal Amount (000)		U.S. $ Value
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (a)(e)	U.S.$	15	$1,500,021
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(e)		84	80,639

			1,650,313

Autos - Fixed Rate - 0.2%
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		127	127,330
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	373,246

			500,576

Total Asset-Backed Securities (cost $2,144,444)			2,150,889

EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.6%
Basic - 0.1%
Consolidated Energy Finance SA
6.875%, 6/15/25 (a)		150	152,623

First Quantum Minerals Ltd.
7.25%, 4/01/23 (a)		200	200,623

			353,246

Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (a)		335	246,225

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		230	201,333
BRF SA
3.95%, 5/22/23 (a)		250	227,500
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		200	186,250
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		43	38,863
3.15%, 10/01/26		112	95,200
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(e)(j)(q)		804	47,001

			796,147

Energy - 0.2%
Petrobras Global Finance BV
5.999%, 1/27/28 (a)		515	486,047

Total Emerging Markets - Corporate Bonds (cost $2,351,689)			1,881,665

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.6%
Argentina - 0.2%
Argentine Republic Government International Bond
6.875%, 1/26/27	U.S.$	945	$859,005

Costa Rica - 0.1%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		233	232,240

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	277,062

Gabon - 0.1%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	340,650

Ivory Coast - 0.1%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	144	172,386

Total Emerging Markets - Sovereigns (cost $1,931,234)			1,881,343

BANK LOANS - 0.5%
Industrial - 0.5%
Consumer Cyclical - Other - 0.0%
Stars Group Holdings B.V.
7/10/25 (r)	U.S.$	20	20,270

Consumer Non-Cyclical - 0.1%
BI-LO, LLC
10.171% (LIBOR 2 Month + 8.00%), 5/31/24 (s)		67	64,814
10.334% (LIBOR 2 Month + 8.00%), 5/31/24 (s)		65	62,788
10.335% (LIBOR 2 Month + 8.00%), 5/31/24 (s)		67	64,814
Owens & Minor, Inc.
6.673% (LIBOR 2 Month + 4.50%), 5/02/25 (s)		83	80,980

			273,396

Energy - 0.4%
California Resources Corporation
12.439% (LIBOR 1 Month + 10.38%), 12/31/21 (e)(s)		962	1,060,828

Other Industrial - 0.0%
American Tire Distributors, Inc.
6.327% (LIBOR 1 Month + 4.25%), 9/01/21 (s)		145	103,498

	Principal Amount (000)		U.S. $ Value
Technology - 0.0%
Bmc Software Finance, Inc.
9/01/25 (r)	U.S.$	100	$99,909

Total Bank Loans (cost $1,478,818)			1,557,901

COMMERCIAL MORTGAGE-BACKED SECURITIES -0.4%
Non-Agency Floating Rate CMBS - 0.2%
BHMS Mortgage Trust
Series 2018-ATLS, Class A
3.322% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(k)		600	602,378
CLNS Trust
Series 2017-IKPR, Class F
6.578% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(e)(k)		203	204,266

			806,644

Non-Agency Fixed Rate CMBS - 0.2%
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.534%, 7/10/44 (a)(e)		600	553,557

Total Commercial Mortgage-Backed Securities (cost $1,347,684)			1,360,201

EMERGING MARKETS - TREASURIES - 0.4%
Argentina - 0.2%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	10,059	318,029
16.00%, 10/17/23		10,316	326,753

			644,782

Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (j)	DOP	27,000	650,509

Total Emerging Markets - Treasuries (cost $2,147,496)			1,295,291

	Shares
COMMON STOCKS - 0.4%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Carrizo Oil & Gas, Inc. (d)		2,782	78,397
Denbury Resources, Inc. (d)		6,888	31,065
Golden Energy Offshore Services AS (d)(f)		757,891	446,001
Oasis Petroleum, Inc. (d)		1,854	22,656
Paragon Offshore Ltd. - Class A (d)(e)(f)		3,303	2,834
Paragon Offshore Ltd. - Class B (d)(e)(f)		4,955	148,650
Peabody Energy Corp.		1,469	62,418
Whiting Petroleum Corp. (d)		750	37,237

			829,258

Company	Shares		U.S. $ Value
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (b)(c)(d)		2,970	$8,821

Diversified Consumer Services - 0.0%
Laureate Education, Inc. - Class A (d)		3,463	51,287

Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (d)		23,841	107,750

			167,858

Information Technology - 0.0%
Internet Software & Services - 0.0%
Avaya Holdings Corp. (d)		4,982	102,530

Health Care - 0.0%
Pharmaceuticals - 0.0%
Endo International PLC (d)		1,607	19,991
Horizon Pharma PLC (d)		1,344	23,695

			43,686

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (d)		48	487

Total Common Stocks (cost $1,563,880)			1,143,819

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (a) (cost $302,331)	U.S.$	388	375,390

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.1%
Swaptions - 0.1%
IRS Swaption
Expiration: Aug 2018; Contracts: 6,059,000;
Exercise Rate: 1.56%;
Counterparty: Morgan Stanley Capital Services LLC (d)	EUR	6,059,000	8,704
IRS Swaption
Expiration: Aug 2018; Contracts: 6,059,000;
Exercise Rate: 1.55%;
Counterparty: Morgan Stanley Capital Services LLC (d)	EUR	6,059,000	11,116

	Notional Amount		U.S. $ Value
IRS Swaption
Expiration: Oct 2018; Contracts: 14,330,000;
Exercise Rate: 3.02%;
Counterparty: Citibank, NA (d)	USD	14,330,000	$145,076

			164,896

Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 28,000,000;
Exercise Price: MXN 17.50;
Counterparty: Credit Suisse International (d)	MXN	28,000,000	95

Total Options Purchased - Puts (premiums paid $144,444)			164,991

	Shares
PREFERRED STOCKS - 0.0%
Utility - 0.0%
Electric - 0.0%
Vistra Energy Corp.
7.00% (cost $89,951)		1,400	128,940

	Principal Amount (000)
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
Alameda Corridor Transportation Authority
Series 1999C
6.60%, 10/01/29 (cost $110,739)	U.S.$	100	118,954

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
USD/EUR
Expiration: Oct 2018; Contracts: 3,327,500;
Exercise Price: USD 1.21;
Counterparty: Natwest Markets PLC (d)	USD	3,327,500	9,700
GBP/EUR
Expiration: Aug 2018; Contracts: 2,444,325;
Exercise Price: GBP 0.90;
Counterparty: Morgan Stanley Capital Services LLC (d)	GBP	2,444,325	394
CNH/USD
Expiration: Aug 2018; Contracts: 21,105,000;
Exercise Price: CNH 6.70;
Counterparty: JPMorgan Chase Bank, NA (d)	CNH	21,105,000	56,308

Total Options Purchased - Calls (premiums paid $73,272)			66,402

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (d)(e)		4,331	16,241

Company	Shares		U.S. $ Value
SandRidge Energy, Inc., A-CW22, expiring
10/04/22 (d)		1,292	$362
SandRidge Energy, Inc., B-CW22, expiring
10/04/22 (d)		544	136

Total Warrants (cost $692)			16,739

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 40.0%
Agency Discount Note - 17.3%
Federal Home Loan Bank Discount Notes
Zero Coupon 9/05/18-9/19/18 (cost $54,873,194)	U.S.$	55,000	54,870,555

Commercial Paper - 14.2%
Canadian Imperial Bank of Commerce
2.309% (LIBOR 1 Month + 0.23%), 10/18/18 (a)(k)		5,000	5,001,810
General Electric Co.
Zero Coupon 9/04/18-9/17/18		10,000	9,976,509
KFW Internatl Finance
Zero Coupon, 10/05/18 (a)		5,000	4,980,576
Mitsubishi UFJ Trust & Banking Corp./NY
Zero Coupon, 10/17/18 (a)		10,000	9,952,247
Pfizer, Inc.
Series CP
Zero Coupon, 10/10/18 (a)		5,000	4,979,558
Svenska Handelsbanken AB
Series CP
Zero Coupon, 10/09/18 (a)		5,000	4,979,223
Walt Disney Co. (The)
Series CP
Zero Coupon, 9/28/18 (a)		5,100	5,082,799

Total Commercial Paper (cost $44,944,129)			44,952,722

	Shares
Investment Companies - 6.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (p)(t)(u) (cost $21,343,734)		21,343,734	21,343,734

	Principal Amount (000)
Certificates of Deposit - 1.0%
Bank of Nova Scotia/Houston
Series YCD
1.66%, 9/21/18 (cost $2,997,025)	U.S.$	3,000	2,998,074

	Principal Amount (000)			U.S. $ Value
Emerging Markets - Sovereigns - 0.7%
Egypt - 0.7%
Citigroup Global Markets Holdings, Inc./United States
Series GSNP
Zero Coupon, 10/04/18 (cost $2,306,584)	EGP	41,789		$2,266,969

Time Deposits - 0.1%
BBH, Grand Cayman
0.25%, 8/01/18	GBP	4		5,313
0.63%, 8/01/18	CAD	0	**	16
0.78%, 8/01/18	AUD	0	**	1
1.00%, 8/01/18	NZD	0	**	1
BNP Paribas, Paris
(0.57)%, 8/01/18	EUR	67		78,016
Deutsche Bank, Grand Cayman
1.27%, 8/01/18	U.S.$	184		184,499

Total Time Deposits (cost $267,629)				267,846

Total Short-Term Investments (cost $126,732,295)				126,699,900

Total Investments - 99.0% (cost $316,619,236) (v)				313,970,730
Other assets less liabilities - 1.0%				3,273,690

Net Assets - 100.0%				$317,244,420

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	144	September 2018	AUD	144	$11,886,011	$11,902,158	$16,147
Euro STOXX 50 Index Futures	351	September 2018	EUR	4	14,303,904	14,453,313	149,409
STOXX 600 Bank Futures	554	September 2018	EUR	28	5,389,861	5,422,411	32,550
U.S. T-Note 2 Yr (CBT) Futures	837	September 2018	USD	1,674	177,459,188	176,920,875	(538,313)
U.S. T-Note 10 Yr (CBT) Futures	9	September 2018	USD	9	1,084,609	1,074,797	(9,812)
Sold Contracts
10 Yr Australian Bond Futures	65	September 2018	AUD	65	6,162,993	6,239,720	(76,727)
Cboe Volatility Index Futures	4	August 2018	USD	4	56,869	56,300	569
Euro Buxl 30 Yr Bond Futures	76	September 2018	EUR	76	15,382,799	15,605,677	(222,878)

Description	Number of Contracts	Expiration Month		Notional (000)	Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Euro-BOBL Futures	10	September 2018	EUR	10	$1,537,333	$1,538,982	$(1,649)
Euro-Bono Futures	73	September 2018	EUR	73	12,345,693	12,404,886	(59,193)
Euro-Bund Futures	180	September 2018	EUR	180	33,982,246	34,009,843	(27,597)
S&P 500 E-Mini Futures	174	September 2018	USD	9	24,255,933	24,507,900	(251,967)
U.S. 10 Yr Ultra Futures	415	September 2018	USD	415	52,823,930	52,750,391	73,539
U.S. Long Bond (CBT) Futures	6	September 2018	USD	6	842,156	857,813	(15,657)
U.S. T-Note 5 Yr (CBT) Futures	690	September 2018	USD	690	78,428,453	78,056,250	372,203
U.S. Ultra Bond (CBT) Futures	28	September 2018	USD	28	4,392,500	4,393,375	(875)

							$(560,251)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	1,708	AUD	2,307	8/09/18	$6,215
Australia and New Zealand Banking Group Ltd.	SGD	1,041	USD	782	8/16/18	16,410
Bank of America, NA	USD	4,442	BRL	17,059	8/02/18	103,363
Bank of America, NA	BRL	7,450	USD	1,984	8/02/18	(846)
Bank of America, NA	BRL	9,609	USD	2,582	8/02/18	22,223
Bank of America, NA	GBP	2,458	USD	3,226	8/03/18	(289)
Bank of America, NA	USD	1,698	MXN	32,088	8/07/18	22,150
Bank of America, NA	CAD	4,712	USD	3,580	8/30/18	(43,989)
Bank of America, NA	USD	2,572	BRL	9,609	9/05/18	(22,686)
Bank of America, NA	ZAR	10,499	USD	769	9/07/18	(24,453)
Bank of America, NA	JPY	75,271	USD	674	10/04/18	(2,471)
Bank of America, NA	USD	3,233	JPY	357,264	10/04/18	(24,021)
Bank of America, NA	ZAR	4,213	GBP	238	10/17/18	(3,095)
Barclays Bank PLC	BRL	5,687	USD	1,514	8/02/18	(646)
Barclays Bank PLC	USD	1,464	BRL	5,687	8/02/18	51,010
Barclays Bank PLC	USD	4,225	CAD	5,546	8/30/18	40,572
Barclays Bank PLC	USD	1,616	ZAR	21,997	9/07/18	45,933
Barclays Bank PLC	USD	1,737	IDR	25,425,811	11/08/18	5,862
BNP Paribas SA	USD	271	MXN	5,451	8/07/18	21,575
BNP Paribas SA	USD	698	AUD	939	8/09/18	(572)
BNP Paribas SA	USD	2,903	NZD	4,172	8/09/18	(59,718)
BNP Paribas SA	EUR	13,436	USD	15,816	10/11/18	20,545
Brown Brothers Harriman & Co.	GBP	2,392	USD	3,140	8/03/18	(466)
Brown Brothers Harriman & Co.	USD	339	GBP	253	8/03/18	(7,271)
Brown Brothers Harriman & Co.	MXN	9,849	USD	513	8/07/18	(15,412)
Brown Brothers Harriman & Co.	CHF	311	USD	311	8/27/18	(3,892)
Brown Brothers Harriman & Co.	USD	2,467	TRY	12,223	9/13/18	(32,375)
Brown Brothers Harriman & Co.	USD	1,614	ILS	5,870	9/14/18	(10,749)
Brown Brothers Harriman & Co.	CHF	264	USD	269	9/18/18	1,057
Brown Brothers Harriman & Co.	TRY	3,491	USD	723	9/18/18	28,858
Brown Brothers Harriman & Co.	USD	301	CHF	297	9/18/18	263
Brown Brothers Harriman & Co.	NOK	3,766	USD	462	9/20/18	(686)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	JPY	9,916	USD	91	10/04/18	$1,913
Brown Brothers Harriman & Co.	JPY	35,085	USD	312	10/04/18	(2,819)
Brown Brothers Harriman & Co.	EUR	255	USD	300	10/11/18	51
Brown Brothers Harriman & Co.	EUR	385	USD	452	10/11/18	(273)
Brown Brothers Harriman & Co.	USD	306	ZAR	4,164	10/17/18	7,561
Citibank, NA	BRL	5,917	USD	1,576	8/02/18	(672)
Citibank, NA	USD	1,577	BRL	5,917	8/02/18	(756)
Citibank, NA	GBP	1,114	USD	1,460	8/03/18	(2,779)
Citibank, NA	UYU	4,239	USD	142	8/07/18	3,354
Citibank, NA	AUD	6,276	USD	4,649	8/09/18	(14,019)
Citibank, NA	USD	1,574	ZAR	21,007	9/07/18	13,489
Citibank, NA	ZAR	12,912	USD	943	9/07/18	(32,527)
Citibank, NA	TRY	12,710	USD	2,607	9/18/18	80,803
Citibank, NA	USD	3,876	RUB	246,079	9/27/18	40,240
Citibank, NA	EUR	3,044	USD	3,589	10/11/18	11,347
Credit Suisse International	USD	368	MXN	6,878	8/02/18	1,535
Credit Suisse International	MXN	13,214	USD	698	8/06/18	(10,910)
Credit Suisse International	USD	698	MXN	13,214	8/06/18	10,911
Credit Suisse International	USD	491	MXN	9,821	8/07/18	35,888
Credit Suisse International	CHF	326	SGD	465	8/27/18	12,079
Credit Suisse International	CNH	4,261	USD	646	8/28/18	20,190
Credit Suisse International	USD	297	CNH	2,028	8/28/18	328
Credit Suisse International	USD	1,520	ZAR	20,590	9/07/18	36,426
Credit Suisse International	ZAR	8,515	USD	615	9/07/18	(28,188)
Credit Suisse International	EUR	289	SEK	2,988	10/16/18	2,052
Credit Suisse International	GBP	93	ZAR	1,661	10/17/18	2,227
Credit Suisse International	EUR	282	NOK	2,694	10/31/18	(444)
Deutsche Bank AG	USD	5,033	GBP	3,828	8/03/18	(7,768)
Deutsche Bank AG	ILS	11,700	USD	3,227	9/14/18	30,961
Deutsche Bank AG	EUR	3,785	USD	4,465	10/11/18	14,972
Goldman Sachs Bank USA	USD	1,300	MXN	26,360	8/07/18	113,524
Goldman Sachs Bank USA	NOK	2,694	EUR	282	10/31/18	445
HSBC Bank USA	CAD	1,843	USD	1,423	8/30/18	5,787
HSBC Bank USA	USD	713	TWD	21,584	9/13/18	(5,311)
JPMorgan Chase Bank, NA	USD	119	MXN	2,198	8/02/18	(654)
JPMorgan Chase Bank, NA	GBP	4,214	USD	5,594	8/03/18	62,953
JPMorgan Chase Bank, NA	MXN	19,068	USD	1,023	8/07/18	309
JPMorgan Chase Bank, NA	USD	3,495	INR	240,405	8/09/18	11,687
JPMorgan Chase Bank, NA	SGD	2,198	USD	1,611	8/16/18	(3,723)
JPMorgan Chase Bank, NA	USD	800	SGD	1,082	8/16/18	(4,444)
JPMorgan Chase Bank, NA	USD	646	CNH	4,261	8/28/18	(20,190)
JPMorgan Chase Bank, NA	TWD	190,953	USD	6,259	9/13/18	(4,722)
JPMorgan Chase Bank, NA	USD	4,265	SEK	37,422	9/20/18	7,283
JPMorgan Chase Bank, NA	SEK	2,988	EUR	289	10/16/18	(2,052)
Morgan Stanley & Co. LLC	BRL	5,543	USD	1,464	8/02/18	(12,620)
Morgan Stanley & Co. LLC	USD	1,476	BRL	5,543	8/02/18	629
Royal Bank of Scotland PLC	MXN	6,878	USD	368	8/02/18	(1,535)
Royal Bank of Scotland PLC	USD	2,358	MXN	44,936	8/07/18	50,948
Royal Bank of Scotland PLC	NZD	6,452	USD	4,388	8/09/18	(10,304)
Standard Chartered Bank	BRL	3,901	USD	1,000	8/02/18	(39,501)
Standard Chartered Bank	USD	1,039	BRL	3,901	8/02/18	443
Standard Chartered Bank	USD	1,012	AUD	1,330	8/09/18	(23,875)
Standard Chartered Bank	JPY	1,146,219	USD	10,356	10/04/18	60,416
Standard Chartered Bank	USD	3,868	JPY	429,401	10/04/18	(11,183)
Standard Chartered Bank	USD	1,371	IDR	20,303,503	11/08/18	21,065
UBS AG	SGD	465	CHF	326	8/27/18	(12,071)
UBS AG	USD	4,842	JPY	536,309	10/04/18	(24,335)
UBS AG	GBP	1,281	EUR	1,446	10/11/18	12,628

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	ZAR	1,661	GBP	93	10/17/18	$(2,227)

						$526,941

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.69%	10/15/18	USD 14,330	$48,006	$(15,466)
Put
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	3.17	10/15/18	14,330	44,423	(67,004)

						$92,429	$(82,470)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
BRL vs. USD/ Morgan Stanley Capital Services LLC	BRL	4.100	10/2018	3,280,000	BRL	3,280	$8,398	$(9,337)
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	53,490,000	INR	53,490	6,945	(9,324)
MXN vs. USD/ Credit Suisse International	MXN	22.000	08/2018	35,200,000	MXN	35,200	31,152	(94)
MXN vs. USD/ Goldman Sachs Bank USA	MXN	22.000	08/2018	18,260,000	MXN	18,260	15,050	(69)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	17,865,000	MXN	17,865	9,992	(2,438)
NOK vs. EUR/ Goldman Sachs Bank USA	NOK	9.790	10/2018	13,461,250	NOK	13,461	7,691	(7,766)
PUT - SEK vs. EUR/ JPMorgan Chase Bank, NA	SEK	10.600	10/2018	14,310,000	SEK	14,310	8,354	(4,230)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	2,553,000	SGD	2,553	13,261	(285)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	4,130,000	TRY	4,130	7,550	(26,220)
USD vs. EUR/ Natwest Markets PLC	USD	1.250	10/2018	3,437,500	USD	3,438	19,028	(1,303)
ZAR vs. GBP/ UBS AG	ZAR	19.520	10/2018	11,224,000	ZAR	11,224	10,182	(1,886)
Put

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
USD vs. EUR/ Natwest Markets PLC	USD	1.170	10/2018	3,217,500	USD	3,218	$26,950	$(31,779)

							$164,553	$(94,731)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.07%	USD	654	$(51,671)	$(44,457)	$(7,214)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	945	(74,662)	(63,882)	(10,780)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	737	(58,228)	(47,470)	(10,758)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	1,163	(91,885)	(76,138)	(15,747)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	756	(59,729)	(46,540)	(13,189)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	1,891	(149,403)	(121,092)	(28,311)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	4,072	(321,717)	(277,366)	(44,351)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	1,891	(149,403)	(114,834)	(34,569)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.07	USD	1,891	(149,403)	(106,480)	(42,923)
CDX-NAHY Series 30, 5 Year Index, 6/20/2023*	(5.00)	Quarterly	3.30	USD	3,300	(250,720)	(209,960)	(40,760)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.22	USD	37,500	(445,069)	(197,550)	(247,519)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)%	Quarterly	0.32%	USD	25,820	$(521,748)	$(472,956)	$(48,792)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.32	USD	30,100	(608,235)	(237,171)	(371,064)
iTraxx Australia Series 29, 5 Year Index, 6/20/23*	(1.00)	Quarterly	0.74	USD	75,000	(955,616)	(956,096)	480
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	(5.00)	Quarterly	2.83	EUR	13,600	(1,618,024)	(1,501,329)	(116,695)
iTraxx Europe Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	Quarterly	0.29	EUR	10,160	(175,300)	(68,843)	(106,457)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.07	USD	4,310	340,521	293,157	47,364
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.07	USD	9,690	765,580	627,951	137,629
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	1,298	98,617	67,931	30,686
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	1,298	98,617	73,533	25,084
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	1,298	98,617	78,737	19,880
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	3,300	250,720	217,660	33,060
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	1,039	78,939	62,635	16,304
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	515	39,128	29,632	9,496
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	779	59,185	48,166	11,019

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00%	Quarterly	3.30%	USD	1,563	$118,750	$101,944	$16,806
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	862	65,491	56,595	8,896
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	519	39,431	33,898	5,533
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.30	USD	519	39,431	33,450	5,981
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	Quarterly	0.32	USD	55,920	1,129,983	1,024,312	105,671
CDX-NAIG Series 30, 5 Year Index, 6/20/23*	1.00	Quarterly	0.58	USD	75,000	1,496,659	1,240,576	256,083
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/2023*	5.00	Quarterly	2.83	EUR	2,870	341,451	302,202	39,249
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	5.00	Quarterly	2.83	EUR	13,600	1,618,024	1,300,590	317,434

						$998,331	$1,050,805	$(52,474)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	118,120	2/09/20	3 Month LIBOR	2.359%	Quarterly/ Semi-Annual	$(130,563)	$	– 0 –	$(130,563)
USD	76,560	3/13/20	3 Month LIBOR	2.570%	Quarterly/ Semi-Annual	189,849		– 0 –	189,849
USD	395,850	3/20/20	3 Month LIBOR	2.590%	Quarterly/ Semi-Annual	1,096,041		– 0 –	1,096,041
USD	163,600	7/25/20	3 Month LIBOR	2.839%	Quarterly/ Semi-Annual	(114,167)		– 0 –	(114,167)
USD	31,700	12/14/20	1.663%	3 Month LIBOR	Semi-Annual /Quarterly	948,899		– 0 –	948,899

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
BRL	8,838	1/04/21	1 Day CDI	10.215%	Zero Coupon/Zero Coupon	$111,648	$	– 0 –	$111,648
CAD	44,120	11/07/21	3 Month CDOR	1.050%	Semi-Annual/ Semi-Annual	(1,631,009)		– 0 –	(1,631,009)
CAD	59,390	11/14/21	3 Month CDOR	1.303%	Semi- Annual/ Semi-Annual	(1,812,885)		– 0 –	(1,812,885)
CAD	31,880	12/05/21	3 Month CDOR	1.398%	Semi- Annual/ Semi-Annual	(905,761)		– 0 –	(905,761)
USD	36,830	7/13/22	3 Month LIBOR	2.056%	Quarterly/ Semi-Annual	(1,275,556)		– 0 –	(1,275,556)
USD	49,030	2/09/23	2.670%	3 Month LIBOR	Semi- Annual/ Quarterly	314,643		– 0 –	314,643
USD	31,790	3/13/23	2.803%	3 Month LIBOR	Semi- Annual/ Quarterly	18,187		– 0 –	18,187
USD	164,170	3/20/23	2.783%	3 Month LIBOR	Semi- Annual/ Quarterly	262,830		– 0 –	262,830
USD	68,240	7/25/23	2.954%	3 Month LIBOR	Semi- Annual/ Quarterly	114,090		– 0 –	114,090
GBP	810	2/29/24	6 Month LIBOR	1.251%	Semi- Annual/ Semi-Annual	(6,917)		7,878	(14,795)
GBP	810	2/29/24	1.251%	6 Month LIBOR	Semi- Annual/ Semi-Annual	6,903		8,797	(1,894)
MXN	117,100	9/11/26	4 Week TIIE	6.290%	Monthly/ Monthly	(666,775)		– 0 –	(666,775)
EUR	19,200	10/30/27	6 Month EURIBOR	0.901%	Semi- Annual/ Annual	235,963		– 0 –	235,963
USD	31,380	3/20/28	3 Month LIBOR	2.898%	Quarterly/ Semi-Annual	(193,653)		– 0 –	(193,653)
EUR	28,550	6/05/28	6 Month EURIBOR	0.933%	Semi- Annual/ Annual	77,900		– 0 –	77,900
CAD	8,570	11/07/46	1.868%	3 Month CDOR	Semi- Annual/ Semi-Annual	1,277,265		– 0 –	1,277,265
CAD	12,040	11/14/46	2.182%	3 Month CDOR	Semi- Annual/ Semi-Annual	1,191,768		– 0 –	1,191,768
CAD	8,010	12/05/46	2.310%	3 Month CDOR	Semi- Annual/ Semi-Annual	631,467		– 0 –	631,467
EUR	16,540	9/01/47	6 Month EURIBOR	1.468%	Semi- Annual/ Annual	34,188		– 0 –	34,188

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
GBP	3,080	12/27/47	1.419%	6 Month LIBOR	Semi- Annual/ Semi-Annual	$253,746	$	– 0 –	$253,746
EUR	10,980	6/08/48	6 Month LIBOR	1.545%	Semi- Annual/ Annual	110,754		– 0 –	110,754

						$138,855		$16,675	$122,180

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Malaysia Government International, 6/20/23*	(1.00)%	Quarterly	0.84%	USD	35,900	$(304,813)	$(417,323)	$112,510
People’s Republic of China, 7.500%, 10/28/27, 6/20/23*	(1.00)	Quarterly	0.59	USD	62,560	(1,243,352)	(1,082,564)	(160,788)
BNP Paribas SA
Kingdom of Thailand, 6/20/23*	(1.00)	Quarterly	0.44	USD	40,000	(1,069,502)	(986,489)	(83,013)
Korea International Bond, 7.125%, 4/16/19, 6/20/23*	(1.00)	Quarterly	0.42	USD	29,590	(821,996)	(668,226)	(153,770)
Citibank, NA
Chile Government International Bond, 3.875%, 8/05/20, 6/20/23*	(1.00)	Quarterly	0.48	USD	49,030	(1,211,834)	(1,179,932)	(31,902)
iTraxx Japan Series 29, 5 Year Index, 6/20/23*	(1.00)	Quarterly	0.56	JPY	5,740,190	(1,144,532)	(1,298,261)	153,729
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)	Quarterly	0.14	USD	7,520	(79,976)	(41,997)	(37,979)
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.42	USD	55,920	(971,495)	562,908	(1,534,403)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.26%	JPY	3,720,370	$(627,359)	$(127,171)	$(500,188)
Goldman Sachs International
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)	Quarterly	0.51	USD	32,970	(250,083)	(54,399)	(195,684)
JPMorgan Chase Bank, N.A.
Korea International Bond, 7.125%, 4/16/19, 6/20/23*	(1.00)	Quarterly	0.42	USD	32,500	(902,835)	(840,003)	(62,832)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00	Quarterly	1.76	USD	300	19,474	5,008	14,466
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.42	USD	25,820	448,569	(15,897)	464,466
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	Quarterly	0.26	USD	300	28,159	8,944	19,215
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.26	JPY	3,720,370	629,207	373,285	255,922
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.51	USD	14,620	110,083	(30,833)	140,916
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.51	USD	18,350	139,188	(26,459)	165,647
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.42	USD	30,100	522,925	(86,219)	609,144
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	0.83	USD	300	1,317	(13,589)	14,906
Safeway Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	1.37	USD	300	(1,665)	(9,908)	8,243

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00%	Quarterly	1.18%	USD	300	$(633)	$(4,831)	$4,198
Weatherford International Ltd., 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	2.83	USD	300	(9,533)	(10,526)	993
Credit Suisse International
AT&T Inc., 3.375%, 3/30/20, 9/20/19*	1.00	Quarterly	0.20	USD	7,520	74,760	48,748	26,012
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	Quarterly	4.89	USD	300	(20,333)	(20,993)	660
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	8,810	(967,191)	136,835	(1,104,026)
Freeport-McMoran, Inc., 3.550%, 3/1/22, 6/20/20*	1.00	Quarterly	0.41	USD	300	3,625	(8,603)	12,228
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.27	USD	300	4,403	(9,147)	13,550
Transocean Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	0.96	USD	300	586	(25,625)	26,211
Morgan Stanley Capital Services LLC
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	20.04	USD	3,100	(1,383,168)	(1,498,057)	114,889
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	20.04	USD	3,060	(1,365,320)	(1,489,567)	124,247

						$(10,393,324)	$(8,810,891)	$(1,582,433)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	650	4/20/20	3.738%	3 Month LIBOR	Semi- Annual/ Quarterly	$(16,008)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	950	4/26/20	3.772%	3 Month LIBOR	Semi- Annual/ Quarterly	$(23,963)

							$(39,971)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro Stoxx 50 Index	30,009	– 0 –	Maturity	EUR	3,160	12/18/20	$828,148
Goldman Sachs International
GS Unconstrained Bond Custom Basket Long 1	114,963	LIBOR plus 0.42%	Maturity	USD	11,530	10/15/18	89,965
GS Unconstrained Bond Custom Basket Long 1	114,733	LIBOR plus 0.42%	Maturity	USD	11,011	11/15/18	530,707
JPMorgan Chase Bank, NA
Euro Stoxx 50 Index	30,009	– 0 –	Maturity	EUR	3,211	12/18/20	768,493
Pay Total Return on Reference Obligation
Barclays Bank PLC
Portugal Republik 2.125%, 10/2028	15,000,000	-0.90%	Maturity	EUR	15,557	12/27/18	(365,351)
Goldman Sachs International
Bundesrepublik Deutschland 2.500%, 8/2046	14,000,000	-0.78%	Maturity	EUR	19,500	9/04/18	(120,937)
GS Unconstrained Bond Custom Basket Short 1	85,289	LIBOR plus 0.28%	Maturity	USD	8,676	10/15/18	(125,590)
GS Unconstrained Bond Custom Basket Short 1	85,415	LIBOR plus 0.28%	Maturity	USD	8,733	11/15/18	(58,856)

							$1,546,579

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	39	$7,028	$	– 0 –	$7,028
AUD/JPY, 3/3/20*	12.75	Maturity	AUD	20	(4,882)		– 0 –	(4,882)
AUD/JPY, 4/16/20*	12.25	Maturity	AUD	50	(4,130)		– 0 –	(4,130)
AUD/JPY, 4/16/20*	12.22	Maturity	AUD	32	(2,154)		– 0 –	(2,154)
Goldman Sachs Bank USA
AUD/JPY, 3/10/20*	12.90	Maturity	AUD	9	(2,627)		– 0 –	(2,627)
AUD/JPY, 3/11/20*	12.80	Maturity	AUD	10	(2,656)		– 0 –	(2,656)

					$(9,421)	$	– 0 –	$(9,421)

*	Termination date
**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $84,743,168 or 26.7% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value	Percentage of Net Assets
Exide Technologies	5/23/17	$	– 0 –	$8,821	0.00%
Momentive Performance Materials, Inc.
8.88%, 10/15/20	9/06/16		– 0 –	– 0 –	0.00%

(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Illiquid security.
(g)	Defaulted.
(h)	Convertible security.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2018.

(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/18/17	$	– 0 –	$	– 0 –	0.00%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.564%, 4/25/26	4/29/16		600,876		606,069	0.19%
Dominican Republic International Bond
15.95%, 6/04/21	6/14/11		724,847		650,509	0.21%
Exide Technologies
7.00%, 4/30/25	11/10/16		176,071		188,540	0.06%
Exide Technologies
11.00%, 4/30/22	5/24/17		109,016		109,139	0.03%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14		477,436		47,001	0.01%

(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.

(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2018.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	IO - Interest Only.

(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)	Defaulted matured security.

(r)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2018.
(t)	Affiliated investments.
(u)	The rate shown represents the 7-day yield as of period end.

(v)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,243,871 and gross unrealized depreciation of investments was $(21,861,446), resulting in net unrealized depreciation of $(2,617,575).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

The following table represents the 50 largest equity basket holdings underlying the total return swap with GS Unconstrained Bond Custom Basket Long 1 as of July 31, 2018.

Security Description	Shares	Market Value as of 7/31/18	Percent of Basket’s Net Assets
GS Unconstrained Bond Custom Basket Long 1
Procter & Gamble Co./The	8,154	$659,496	6.5%
Coca-Cola Co./The	13,793	643,168	6.4%
PepsiCo Inc.	5,207	598,805	5.9%
Walmart Inc.	6,315	563,487	5.6%
McDonald’s Corp.	2,940	463,168	4.6%
Kroger Co./The	15,504	449,616	4.5%
Costco Wholesale Corp.	1,913	418,392	4.2%
Newmont Mining Corp.	11,276	413,604	4.1%
Verizon Communications Inc.	6,579	339,740	3.4%
CVS Health Corp.	5,087	329,943	3.3%
AT&T Inc.	9,934	317,590	3.2%
Walgreens Boots Alliance Inc.	4,606	311,458	3.1%
Starbucks Corp.	5,251	275,100	2.7%
Colgate-Palmolive Co.	2,842	190,442	1.9%
NextEra Energy Inc.	834	139,728	1.4%
Constellation Brands Inc.	621	130,553	1.3%
Kimberly-Clark Corp.	1,134	129,117	1.3%
Royal Gold Inc.	1,386	117,269	1.2%
Duke Energy Corp.	1,254	102,351	1.0%
Yum! Brands Inc.	1,241	98,399	1.0%
Estee Lauder Cos Inc./The	709	95,672	0.9%
American Tower Corp.	626	92,798	0.9%
Monster Beverage Corp.	1,504	90,270	0.9%
Southern Co./The	1,813	88,112	0.9%
Dominion Energy Inc.	1,157	82,968	0.8%
Simon Property Group Inc.	462	81,409	0.8%
Exelon Corp.	1,729	73,483	0.7%
Casey’s General Stores Inc.	663	72,519	0.7%
Crown Castle International Corp.	588	65,168	0.6%
American Electric Power Co. Inc.	866	61,607	0.6%
Clorox Co./The	411	55,555	0.6%
Sempra Energy	453	52,362	0.5%
Equinix Inc.	117	51,396	0.5%
Prologis Inc.	780	51,184	0.5%
Public Storage	224	48,794	0.5%
Sprouts Farmers Market Inc.	2,254	48,438	0.5%
Darden Restaurants Inc.	452	48,337	0.5%
Public Service Enterprise Group Inc.	915	47,177	0.5%
Brown-Forman Corp.	876	46,621	0.5%
Domino’s Pizza Inc.	173	45,440	0.5%
Church & Dwight Co. Inc.	797	44,552	0.4%
Molson Coors Brewing Co.	661	44,287	0.4%
Consolidated Edison Inc.	550	43,412	0.4%
Xcel Energy Inc.	900	42,174	0.4%
Chipotle Mexican Grill Inc.	91	39,463	0.4%
PG&E Corp.	910	39,203	0.4%
Edison International	578	38,512	0.4%
Weyerhaeuser Co.	1,107	37,837	0.4%
Digital Realty Trust Inc.	307	37,276	0.4%
WEC Energy Group Inc.	561	37,234	0.4%

Security Description	Shares	Market Value as of 7/31/18	Percent of Basket’s Net Assets
Other	42,789	$1,686,456	16.5%

Total		$10,081,142	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GS Unconstrained Bond Custom Basket Short 1 as of July 31, 2018.

Security Description	Shares	Market Value as of 7/31/18	Percent of Basket’s Net Assets
GS Unconstrained Bond Custom Basket Short 1
Union Pacific Corp.	4,105	$615,298	6.0%
Caterpillar Inc.	3,970	570,886	5.5%
Louisiana-Pacific Corp.	17,068	459,471	4.4%
Johnson Controls International PLC	12,119	454,584	4.4%
CSX Corp.	4,720	333,610	3.2%
General Motors Co.	7,511	284,742	2.8%
Norfolk Southern Corp.	1,474	249,106	2.4%
Ford Motor Co.	22,907	229,986	2.2%
Intel Corp.	4,612	221,837	2.1%
Delta Air Lines Inc.	3,947	214,796	2.1%
Boise Cascade Co.	4,740	205,005	2.0%
Southwest Airlines Co.	3,365	195,708	1.9%
Jacobs Engineering Group Inc.	2,702	182,736	1.8%
Masco Corp.	4,240	170,999	1.7%
Fluor Corp.	3,150	161,438	1.6%
PACCAR Inc.	2,345	154,113	1.5%
Aptiv PLC	1,547	151,714	1.5%
Cummins Inc.	1,061	151,521	1.5%
NVIDIA Corp.	587	143,733	1.4%
DR Horton Inc.	3,092	135,120	1.3%
PNC Financial Services Group Inc./The	864	125,133	1.2%
United Continental Holdings Inc.	1,538	123,655	1.2%
Lennar Corp.	2,363	123,514	1.2%
Fortune Brands Home & Security Inc.	2,070	120,060	1.2%
AECOM	3,568	119,742	1.2%
Newell Brands Inc.	4,494	117,698	1.1%
Quanta Services Inc.	3,427	116,758	1.1%
AO Smith Corp.	1,894	112,750	1.1%
PotlatchDeltic Corp.	2,390	111,733	1.1%
Texas Instruments Inc.	963	107,201	1.0%
Lennox International Inc.	491	106,586	1.0%
Mohawk Industries Inc.	565	106,423	1.0%
EMCOR Group Inc.	1,331	102,420	1.0%
American Airlines Group Inc.	2,588	102,330	1.0%
Allegion PLC	1,247	101,680	1.0%
QUALCOMM Inc.	1,465	93,892	0.9%
Broadcom Inc.	396	87,821	0.8%
Whirlpool Corp.	668	87,575	0.8%
NVR Inc.	30	82,783	0.8%
BB&T Corp.	1,469	74,640	0.7%
PulteGroup Inc.	2,539	72,336	0.7%
Valmont Industries Inc.	508	70,942	0.7%
KBR Inc.	3,193	63,796	0.6%

Security Description	Shares	Market Value as of 7/31/18	Percent of Basket’s Net Assets
Wabtec Corp./DE	578	$63,765	0.6%
Garmin Ltd.	1,006	62,825	0.6%
Dycom Industries Inc.	702	62,590	0.6%
Kansas City Southern	533	61,972	0.6%
SunTrust Banks Inc.	856	61,692	0.6%
Trex Co Inc.	768	59,704	0.6%
Micron Technology Inc.	1,114	58,808	0.6%
Other	58,903	2,290,760	22.1%

Total		$10,339,987	100.0%

AB Unconstrained Bond Fund July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities	Level 1		Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0 –	$59,907,090	$324,717	#	$60,231,807
Governments - Treasuries		– 0 –	31,753,805	– 0 –		31,753,805
Collateralized Mortgage Obligations		– 0 –	26,766,989	– 0 –		26,766,989
Corporates - Investment Grade		– 0 –	23,479,836	– 0 –		23,479,836
Inflation-Linked Securities		– 0 –	17,711,008	– 0 –		17,711,008
Agencies		– 0 –	6,902,169	– 0 –		6,902,169
Investment Companies		3,269,787	– 0 –	– 0 –		3,269,787
Governments - Sovereign Bonds		– 0 –	2,676,781	– 0 –		2,676,781
Governments - Sovereign Agencies		– 0 –	2,336,123	– 0 –		2,336,123
Asset-Backed Securities		– 0 –	500,576	1,650,313		2,150,889
Emerging Markets - Corporate Bonds		– 0 –	1,834,664	47,001		1,881,665
Emerging Markets - Sovereigns		– 0 –	1,881,343	– 0 –		1,881,343
Bank Loans		– 0 –	497,073	1,060,828		1,557,901
Commercial Mortgage-Backed Securities		– 0 –	602,378	757,823		1,360,201
Emerging Markets - Treasuries		– 0 –	1,295,291	– 0 –		1,295,291
Common Stocks		983,514	– 0 –	160,305		1,143,819
Local Governments - Regional Bonds		– 0 –	375,390	– 0 –		375,390
Options Purchased - Puts		– 0 –	164,991	– 0 –		164,991
Preferred Stocks		128,940	– 0 –	– 0 –		128,940
Local Governments - US Municipal Bonds		– 0 –	118,954	– 0 –		118,954
Options Purchased - Calls		– 0 –	66,402	– 0 –		66,402
Warrants		498	– 0 –	16,241		16,739
Short-Term Investments:
Agency Discount Notes		– 0 –	54,870,555	– 0 –		54,870,555
Commercial Paper		– 0 –	44,952,722	– 0 –		44,952,722
Investment Companies		21,343,734	– 0 –	– 0 –		21,343,734
Certificates of Deposit		– 0 –	2,998,074	– 0 –		2,998,074
Emerging Markets - Sovereigns		– 0 –	2,266,969	– 0 –		2,266,969
Time Deposits		– 0 –	267,846	– 0 –		267,846
Total Investments in Securities		25,726,473	284,227,029	4,017,228		313,970,730
Other Financial Instruments*:

Assets
Futures		462,458	181,959	– 0 –		644,417
Forward Currency Exchange Contracts		– 0 –	1,060,480	– 0 –		1,060,480
Centrally Cleared Credit Default Swaps		– 0 –	6,679,144	– 0 –		6,679,144
Centrally Cleared Interest Rate Swaps		– 0 –	6,876,141	– 0 –		6,876,141
Credit Default Swaps		– 0 –	1,982,296	– 0 –		1,982,296
Total Return Swaps		– 0 –	2,217,313	– 0 –		2,217,313
Variance Swaps		– 0 –	7,028	– 0 –		7,028

Liabilities
Futures		(1,204,668)	– 0 –	– 0 –		(1,204,668)
Forward Currency Exchange Contracts		– 0 –	(533,539)	– 0 –		(533,539)
Interest Rate Swaptions Written		– 0 –	(82,470)	– 0 –		(82,470)
Currency Options Written		– 0 –	(94,731)	– 0 –		(94,731)
Centrally Cleared Credit Default Swaps		– 0 –	(5,680,813)	– 0 –		(5,680,813)
Centrally Cleared Interest Rate Swaps		– 0 –	(6,737,286)	– 0 –		(6,737,286)
Credit Default Swaps		– 0 –	(12,375,620)	– 0 –		(12,375,620)
Interest Rate Swaps		– 0 –	(39,971)	– 0 –		(39,971)
Total Return Swaps		– 0 –	(670,734)	– 0 –		(670,734)
Variance Swaps		– 0 –	(16,449)	– 0 –		(16,449)

Total^		$24,984,263	$276,999,777	$4,017,228		$306,001,268

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Asset-Backed Securities	Emerging Markets - Corporate Bonds		Bank Loans
Balance as of 10/31/17	$916,724	$443,168	$	– 0 –	$	– 0 –
Accrued discounts/ (premiums)	13,045	18		– 0 –		483
Realized gain (loss)	3,283	5,139		– 0 –		– 0 –
Change in unrealized appreciation/depreciation	904,979	(6,128)		5,797		29,990
Purchases	28,905	1,584,022		– 0 –		– 0 –
Sales/Paydowns	(1,472,566)	(445,559)		– 0 –		– 0 –
Reclassification	(69,653)	69,653		– 0 –		– 0 –
Transfers into Level 3	– 0 –	– 0 –		41,204		1,030,355
Transfers out of Level 3	– 0 –	– 0 –		– 0 –		– 0 –

Balance as of 7/31/18	$324,717	$1,650,313		$47,001		$1,060,828

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(20,017)	$(2,941)		$5,797		$29,990

	Commercial Mortgage- Backed Securities	Common Stocks	Warrants		Whole Loan Trusts
Balance as of 10/31/17	$1,007,164	$163,347	$	– 0 –		$1,038,518
Accrued discounts/ (premiums)	1,670	– 0 –		– 0 –		727
Realized gain (loss)	(26,367)	82,994		– 0 –		(791,486)
Change in unrealized appreciation/depreciation	22,459	58,870		16,237		561,812
Purchases	– 0 –	– 0 –		4		– 0 –
Sales/Paydowns	(247,103)	(144,906)		– 0 –		(809,571)
Transfers into Level 3	– 0 –	– 0 –		– 0 –		– 0 –
Transfers out of Level 3	– 0 –	– 0 –		– 0 –		– 0 –

Balance as of 7/31/18	$757,823	$160,305		$16,241	$	– 0 –

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(4,044)	$50,889		$16,237	$	– 0 –

	Short- Term Investments: Emerging Markets- Sovereigns		Total
Balance as of 10/31/17		$438,809	$4,007,730
Accrued discounts/ (premiums)		207	16,150
Realized gain (loss)		8,199	(718,238)
Change in unrealized appreciation/depreciation		(6,705)	1,587,311
Purchases		– 0 –	1,612,931
Sales/Paydowns		(440,510)	(3,560,215)
Reclassification		– 0 –	– 0 –
Transfers into Level 3		– 0 –	1,071,559
Transfers out of Level 3		– 0 –	– 0 –

Balance as of 7/31/18	$	– 0 –	$4,017,228 +

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$	– 0 –	$75,911

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2018. Securities priced by (i) third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$8,821	Market Approach	EBITDA* Projection	$194.0mm / N/A
			EBITDA* Multiples	4.3X-6.3X / 5.3X

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,003	$273,603	$262,262	$21,344	$138

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018